Shareholder Report, Line Graph (Details) - USD ($)		2 Months Ended	5 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended	14 Months Ended	17 Months Ended	20 Months Ended	23 Months Ended	26 Months Ended	29 Months Ended
	Jun. 14, 2023	Jul. 31, 2023	Oct. 31, 2023	Jan. 31, 2024	Apr. 30, 2024	Oct. 31, 2025	Jul. 31, 2024	Oct. 31, 2024	Jan. 31, 2025	Apr. 30, 2025	Jul. 31, 2025	Oct. 31, 2025
C000241224
Account Value [Line Items]
Line Graph and Table Measure Name						Regulatory/Strategy Benchmark
Accumulated Value	$ 10,000	$ 10,208	$ 9,080	$ 10,373	$ 10,747		$ 11,253	$ 11,137	$ 11,421	$ 12,432	$ 13,074	$ 13,948
T. Rowe Index: MSCI EAFE Index Net
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,207	$ 9,096	$ 10,529	$ 10,791		$ 11,351	$ 11,185	$ 11,440	$ 12,147	$ 12,800	$ 13,761